Financial instruments fair value risk - Summary of Reconciliation of Movements in Level 3 Valuations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jul. 07, 2022
Nutrafol
Disclosure of Fair Value Measurement of Assets [Line Items]
Fair value of equity interest in acquiree held immediately before acquisition date			€ (157)
Fair value | Level 3
Disclosure of Fair Value Measurement of Assets [Line Items]
Assets and liabilities at beginning of period	€ 748	€ 550
Gains and losses recognised in income statement	11	40
Gains and losses recognised in other comprehensive income	55	190
Purchases and new issues	94	30
Sales and settlements	(212)	(62)
Assets and liabilities at end of period	€ 696	€ 748